INITIAL PUBLIC OFFERING	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
INITIAL PUBLIC OFFERING.
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On November 19, 2021, the Company consummated its Initial Public Offering of 27,600,000 Units, including 3,600,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of approximately $276.0 million, and incurring offering costs of approximately $16.6 million, of which approximately $9.7 million was for deferred underwriting commissions, which was subsequently waived in February 2023.

Each Unit consisted of one Public Share and one-half of one Public Warrant. Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).

NOTE 3.  INITIAL PUBLIC OFFERING

On November 19, 2021, the Company consummated its Initial Public Offering of 27,600,000 Units, including 3,600,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of approximately $276.0 million, and incurring offering costs of approximately $16.6 million, of which approximately $9.7 million was for deferred underwriting commissions.

Each Unit consisted of one Public Share and one-half of one Public Warrant. Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).